Cover	Nov. 06, 2024
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity Information [Line Items]
Entity Registrant Name	CLEARWATER PAPER CORPORATION
Entity Central Index Key	0001441236
Entity File Number	001-34146
Entity Tax Identification Number	20-3594554
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	601 West Riverside,
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Spokane,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
Entity Phone Fax Numbers [Line Items]
City Area Code	(509)
Local Phone Number	344-5900
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLW
Security Exchange Name	NYSE